Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Jan. 31, 2026	Oct. 31, 2025	Apr. 30, 2025	Feb. 01, 2025	Jan. 31, 2025	Nov. 01, 2024	Oct. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	$ 74,835		$ 82,972
Derivatives	74,532		79,356
Netted derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative assets	76	$ 25	11	$ 32	$ 38	$ 38	$ 30	$ 30
Derivatives	$ 225	$ 225	$ 291	$ 265	$ 205	$ 205	$ 221	$ 221